Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of significant estimates and judgments
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contracts and Investment Contract Liabilities Note 10 Insurance Contracts
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Determination of fair value of insurance contracts on transition for adoption of IFRS 17	Note 1 Insurance Contracts
Income taxes	Note 1 Income Taxes Note 19 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 24 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 15 Interests in Other Entities
Share-based payments	Note 18 Share-Based Payments

Schedule of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2024		December 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,873	$13,873	$13,173	$13,173
Debt securities – FVTPL(1)	68,106	68,106	61,180	61,180
Debt securities – FVOCI	13,849	13,849	14,313	14,313
Equity securities – FVTPL	9,900	9,900	7,070	7,070
Equity securities – FVOCI	74	74	68	68
Mortgages and loans – FVTPL(2)	53,233	53,233	50,552	50,552
Mortgages and loans – FVOCI	2,525	2,525	1,948	1,948
Mortgages and loans – Amortized cost(3)	1,861	1,814	2,100	2,006
Derivative assets – FVTPL	1,971	1,971	2,183	2,183
Other financial invested assets (excluding CLOs) – FVTPL(4)	7,950	7,950	6,883	6,883
Other financial invested assets (CLOs) – FVTPL(7)	5,356	5,356	3,478	3,478
Total(5)	$178,698	$178,651	$162,948	$162,854
Financial liabilities
Investment contract liabilities – Amortized cost	$11,678	$11,678	$11,672	$11,672
Obligations for securities borrowing – FVTPL	239	239	223	223
Derivative liabilities – FVTPL	2,077	2,077	1,311	1,311
Other financial liabilities – Amortized cost(6)	2,265	2,214	2,449	2,348
Other financial liabilities (CLOs) – FVTPL(7)	5,028	5,028	3,247	3,247
Total(8)	$21,287	$21,236	$18,902	$18,801

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2024, $1,787 and $27 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2023 — $1,994 and $12, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $189,817 (December 31, 2023 — $174,328) includes Total financial assets in this table, Investment properties of $9,290 (December 31, 2023 — $9,723), and Other non-financial invested assets of $1,829 (December 31, 2023 — $1,657). Other non-financial invested assets consist of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102	$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)	(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—	4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391	2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)	(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—	(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—	390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—	(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)	(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)	$(574)	$(18)	$(592)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(383) (2023 — $(486)), net of amortization of leasing commissions and tenant inducements of $72 (2023 — $34). As at December 31, 2024, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2024	2023
Cash	$2,294	$2,001
Cash equivalents	7,835	9,169
Short-term securities	3,744	2,003
Cash, cash equivalents and short-term securities	13,873	13,173
Less: Bank overdraft, recorded in Other liabilities	175	—
Net cash, cash equivalents and short-term securities	$13,698	$13,173
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$34,472	$3,614	$38,086	$30,180	$4,339	$34,519
United States	20,986	6,486	27,472	20,111	6,266	26,377
United Kingdom	1,320	561	1,881	1,224	517	1,741
Other	11,328	3,188	14,516	9,665	3,191	12,856
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2024		2023
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$6,803	$734	$7,537	$5,161	$849	$6,010
Canadian provincial and municipal government	15,302	353	15,655	13,694	557	14,251
U.S. government and agency	626	509	1,135	712	658	1,370
Other foreign government	3,796	413	4,209	3,329	473	3,802
Total government issued or guaranteed debt securities	26,527	2,009	28,536	22,896	2,537	25,433
Corporate debt securities by industry sector:
Financials	8,659	2,893	11,552	8,171	2,889	11,060
Utilities	6,859	763	7,622	6,244	815	7,059
Industrials	4,424	951	5,375	4,510	979	5,489
Energy	3,258	446	3,704	2,793	479	3,272
Communication services	2,647	373	3,020	2,727	422	3,149
Real estate	1,882	423	2,305	1,987	538	2,525
Health care	1,644	363	2,007	1,625	413	2,038
Consumer staples	1,301	256	1,557	1,490	315	1,805
Consumer discretionary	1,011	747	1,758	950	776	1,726
Information technology	890	202	1,092	730	174	904
Materials	819	202	1,021	922	180	1,102
Total corporate debt securities	33,394	7,619	41,013	32,149	7,980	40,129
Asset-backed securities	8,185	4,221	12,406	6,135	3,796	9,931
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2024	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,398	$1,169	$—	$—	$2,567
Office	1,385	1,248	—	—	2,633
Multi-family residential	3,451	1,048	—	—	4,499
Industrial	2,369	1,314	—	—	3,683
Other	799	49	208	—	1,056
Total mortgages(1)	$9,402	$4,828	$208	$—	$14,438
Loans	$12,560	$18,856	$4,478	$7,287	$43,181
Total mortgages and loans	$21,962	$23,684	$4,686	$7,287	$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,932	$2,385	$4,317	$1,697	$3,079	$4,776
Due in years 2-5	9,733	6,496	16,229	8,763	6,272	15,035
Due in years 6-10	10,662	1,922	12,584	9,513	2,199	11,712
Due after 10 years	45,779	3,046	48,825	41,207	2,763	43,970
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,344	$66	$283	$1,693	$852	$58	$171	$1,081
Due in years 2-5	5,745	340	929	7,014	5,605	222	1,129	6,956
Due in years 6-10	3,814	8	343	4,165	3,510	8	495	4,013
Due after 10 years	1,563	3	—	1,566	2,093	3	—	2,096
Total mortgages	$12,466	$417	$1,555	$14,438	$12,060	$291	$1,795	$14,146

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,262	$324	$100	$2,686	$2,285	$257	$126	$2,668
Due in years 2-5	7,863	1,240	199	9,302	6,768	966	163	7,897
Due in years 6-10	10,354	494	21	10,869	9,177	401	27	9,605
Due after 10 years	20,288	50	—	20,338	20,262	33	—	20,295
Total loans	$40,767	$2,108	$320	$43,195	$38,492	$1,657	$316	$40,465